Schedule II-Valuation and Qualifying Accounts and Reserves Schedule II-Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 8,347	$ 6,895	$ 6,507
Additions Charged to Costs and Expenses	5,928	5,084	4,326
Acquisitions and Other	308	2,199	1,125
Deductions	(5,113)	(5,831)	(5,063)
Balance at End of Period	9,470	8,347	6,895
Allowance for Estimated Returns, Discounts & Allowances
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	22,804	18,185	15,802
Additions Charged to Costs and Expenses	714,880	668,936	541,314
Acquisitions and Other	1,151	2,754	1,061
Deductions	(714,143)	(667,071)	(539,992)
Balance at End of Period	$ 24,692	$ 22,804	$ 18,185